361 Managed Futures Strategy Fund Class A Shares - AMFQX Class I Shares - AMFZX

Summary Prospectus	March 1, 2013

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Statutory Prospectus and Statement of Additional Information and other information about the Fund online at www.361funds.com.  You may also obtain this information at no cost by calling 888-736-1227 (888-7361CAP) or by sending an e-mail request to info@361Capital.com.  The Fund's Prospectus and Statement of Additional Information, both dated March 1, 2013 are incorporated by reference into this Summary Prospectus.

Investment Objective
The 361 Managed Futures Strategy Fund (the “Managed Futures Fund”) seeks positive absolute returns that have a low correlation to the returns of broad stock and bond markets.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Managed Futures Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Managed Futures Fund.  More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 27 of the Prospectus.

		Class A Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases		5.75%		None
Maximum deferred sales charge (load) (as a percentage of the lower of the net asset value at purchase or redemption)		1.00%1		None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)		2.00%		2.00%
Overnight check delivery fee		$15		$15
Wire fee		$20		$20
Retirement account fees (annual maintenance and full redemption requests)		$15		$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		1.50%		1.50%
Distribution and/or service (12b-1) fees		0.25%		None
Other expenses2		0.78%		0.78%
Shareholder servicing fee	0.07%		0.07%
All other expenses	0.71%		0.71%
Acquired fund fees and expenses2		0.16%		0.16%
Total annual fund operating expenses2.3		2.69%		2.44%
Fee waiver and/or expense reimbursement3		(0.29)%		(0.29)%
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)2.3		2.40%		2.15%

1
No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

2
The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

3
Effective February 1, 2013, the Advisor has contractually agreed to waive fees and/or pay for operating expenses of the Managed Futures Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses as determined in accordance with Form N-1A, interest, taxes, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Managed Futures Fund's Class A and Class I shares, respectively. This agreement is effective until February 28, 2014, and may be terminated only by the Trust's Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Managed Futures Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement to the extent a class’s total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement.

Example
This example is intended to help you compare the cost of investing in the Managed Futures Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Managed Futures Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Managed Futures Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$804	$1,336	$1,894	$3,403
Class I shares	$218	$733	$1,274	$2,754

Portfolio Turnover
The Managed Futures Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Managed Futures Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Managed Futures Fund’s performance.  During the period from December 20, 2011 (commencement of operations) to October 31, 2012, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies
In pursuing the Managed Futures Fund’s investment objective, the Advisor employs a set of quantitative models to make investment decisions.  Using a combination of market inputs, these models systematically identify when to purchase and sell specific investments for the Fund.  The Advisor uses these models for the purpose of seeking to achieve favorable returns for the Managed Futures Fund from short-term movements in various U.S. and foreign markets. The Advisor may also use other quantitative models that focus on longer term market trends rather than on identifying short-term purchase and sale opportunities. The Advisor may also base purchase and sale decisions for the Managed Future Fund on its judgment regarding various market and economic factors rather than its quantitative models.

In pursuing its investment strategy, the Managed Futures Fund will seek to establish both long and short positions in futures contracts on various U.S. and foreign equity indices. However, the Advisor’s quantitative models will seek to identify periods during which the Fund should not enter into futures contracts. Accordingly, there will be significant periods of time during which the Fund will not hold any long or short futures positions. The Managed Futures Fund will be required to use a portion of its assets as margin for the Fund’s futures positions. The amount of margin will be based on the notional value of the futures contracts held by the Managed Futures Fund. Assets of the Managed Futures Fund not invested in futures or used as margin will generally be invested in liquid instruments, including principally shares of ETFs and exchange traded notes (“ETNs”) that seek to provide exposure to various fixed income and equity indices. The Managed Futures Fund may hold such liquid instruments during periods when the Fund is already invested in futures positions to the extent dictated by its investment strategy, when the Fund is not invested in futures positions, or as needed to comply with current SEC guidance relating to asset coverage for derivatives investments held by investment companies. As a result, a substantial portion of the Managed Futures Fund’s portfolio will be invested in instruments other than futures contracts. While those other investments may contribute to the Managed Futures Fund’s performance, the Advisor expects that over time a majority of the Fund’s performance will be attributable to the Fund’s futures positions.

The Managed Futures Fund may also write put and call options and purchase put and call options on futures, securities indices and shares of ETFs.  The Managed Futures Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust the risk and return of its overall investment positions.  Futures contracts and put and call options are among the types of instruments commonly referred to as derivatives.

The Managed Futures Fund may take temporary defensive positions when the Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Managed Futures Fund’s investment objective.  When the Managed Futures Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

The Managed Futures Fund is “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in fewer positions than “diversified” mutual funds.

Principal Risks
The Managed Futures Fund’s principal risks are described below.  Before you decide whether to invest in the Managed Futures Fund, carefully consider these risk factors and special considerations associated with investing in the Managed Futures Fund, which may cause investors to lose money.

•
Derivatives risk.  Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices.  The primary types of derivatives in which the Managed Futures Fund currently contemplates investing are futures contracts, put options and call options. Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the Managed Futures Fund may not correlate with the underlying instrument or the Managed Futures Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading.  However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments.  These additional risks include, but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk.  A small investment in derivatives could have a potentially large impact on the Managed Futures Fund’s performance.

•
ETF risk.  ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

•
ETN risk.  ETNs are debt securities that are traded on stock exchanges and generally track specified market indices.  An ETN’s value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

•
Leveraging risk.  Certain transactions the Managed Futures Fund may undertake, including futures contracts and short positions in financial instruments, may give rise to a form of leverage.  Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Managed Futures Fund’s investments and make the Managed Futures Fund more volatile. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein.

•
Asset segregation risk.  As a series of an investment company registered with the SEC, the Managed Futures Fund must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to certain kinds of derivatives and short sales.  The Managed Futures Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Managed Futures Fund’s investment in such investments) even if they are covered.

•
Government Intervention and Regulatory Changes.  The recent instability in financial markets has led the government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that are exposed to extreme volatility and in some cases lack of liquidity.  For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Managed Futures Fund or investments made by the Managed Futures Fund.

•
Market risk.  The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•
Equity risk.  The value of the equity securities held by the Managed Futures Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Managed Futures Fund participate, or factors relating to specific companies in which the Managed Futures Fund invests.

•
Short sales risk.  In connection with establishing a short position in a security or index, the Managed Futures Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Managed Futures Fund replaces the security or closes out the position, the Managed Futures Fund will experience a loss.

•
Portfolio turnover risk.  The Managed Futures Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year.  Active and frequent trading may lead to a greater proportion of the Managed Futures Fund’s gains being treated for federal income tax purposes as short-term capital gains (which are generally taxable as ordinary income when distributed to shareholders) or may cause the Managed Futures Fund to distribute taxable income to its shareholders sooner than it would have distributed income if the investments were held for longer periods of time. Frequent trading would also result in transaction costs, which could detract from the Managed Futures Fund’s performance.

•
Foreign investment risk.  To the extent the Managed Futures Fund has investment exposure to foreign markets, the Managed Futures Fund’s performance will be influenced by political, social and economic factors affecting investments in such markets, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.  Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

•
Currency risk.   Investments in financial instruments related to or denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar.  Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies.

•
Management and strategy risk.  Investment strategies employed by the Advisor in selecting investments for the Managed Futures Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
Non-diversification risk.  Because the Managed Futures Fund may invest a relatively high percentage of its assets in a limited number of positions, the Managed Futures Fund’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Sales loads are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown

Annual Total Return For Class I Shares
For each calendar year at NAV

Class I
Highest Calendar Quarter Return at NAV	8.15%	Quarter Ended 06/30/12
Lowest Calendar Quarter Return at NAV	(0.41)%	Quarter Ended 03/31/12

	1 year	Since Inception (December 20, 2011)
Class I - Return Before Taxes	11.47%	9.61%
Class I - Return After Taxes on Distributions	11.46%	9.59%
Class I - Return After Taxes on Distributions and Sale of Fund Shares	7.48%	8.17%
Class A – Return Before Taxes	4.79%	3.21%
Citigroup 3-month T-Bill Index (Reflects No Deductions for Fees, Expenses or Taxes)	0.07%	0.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor
361 Capital, LLC is the Managed Futures Fund’s investment advisor.

Portfolio Managers
Brian P. Cunningham, CFA, Principal, Chief Investment Officer, Thomas I. Florence, Principal, Chief Executive Officer, Blaine Rollins, CFA, Managing Director, and Jeremy Frank, Portfolio Manager have served as the portfolio managers of the Fund since its inception on December 20, 2011.

Purchase and Sale of Fund Shares
The following shows the Managed Futures Fund’s investment minimums for various types of accounts:

Minimum Investments	To Open Your Account	To Add to Your Account
Class A Shares
Direct Regular Accounts	$2,500	None
Traditional and Roth IRA Accounts	$2,500	None
Gift Account For Minors	$2,500	None
Class I Shares
All Accounts	$100,000	None

Shares of the Managed Futures Fund are redeemable on any day the New York Stock Exchange is open for business through your broker-dealer or other financial intermediary, by mail, or by telephone.  If you are purchasing or redeeming Managed Futures Fund shares through an intermediary such as a broker-dealer or bank, contact your intermediary directly.

Tax Information
The Fund’s distributions are generally taxable, and will ordinarily be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Shareholders investing through such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.  The Fund will report items of income, return of capital and gain and loss to you through Form 1099.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Managed Futures Fund through a broker-dealer or other financial intermediary (such as a bank), the Managed Futures Fund and its related companies may pay the intermediary for the sale of Managed Futures Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Managed Futures Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.